Loans Payable (Table)	9 Months Ended
Apr. 30, 2020
Loans Payable
Schedule of fair value of warrants granted
Nine months ended April 30, 2020
Risk free interest of 1.62%
Stock volatility	338%
Weighted average expected warrant life in years	2
Expected dividend yield	0.00%

Schedule of weighted average fair value of warrants granted
	Nine months ended April 30, 2020		Year ended July 31, 2019
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price

Outstanding-beginning of the year	0	$0	0	$0
Issued	250,000	$3	0	$0
Exercised	0	$0	0	$0
Forfeited	0	$0	0	$0
Outstanding at respective periods	250,000	$3	0	$0

Exercisable at each respective period	250,000	$3	0	0

Weighted average fair value of warrants granted during the year		$750,000

Schedule of weighted average remaining contractual life of warrants outstanding
Exercise price	Number of warrants outstanding	Weighted Average remaining contractual life (years)
$3.00	250,000	1.64